DIVIDENDS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands											12 Months Ended
	Mar. 12, 2020	Nov. 22, 2019	Aug. 15, 2019	May 30, 2019	Mar. 14, 2019	Dec. 31, 2018	Nov. 29, 2018	Aug. 15, 2018	May 23, 2018	Mar. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends [Line Items]
Dividends											$ 79,116	$ 300,995	$ 271,531
The period that the quarterly dividend program was suspended											2020-05
Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends											$ 79,116	300,995	270,317
Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends													$ 1,214
Quarterly Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share	$ 0.05504	$ 0.05504	$ 0.05504	$ 0.0517	$ 0.0517		$ 0.04835	$ 0.04835	$ 0.045	$ 0.045
Dividends						$ 271,531
Quarterly Dividend [Member] | Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends						270,317					$ 79,116	$ 300,995
Quarterly Dividend [Member] | Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends						$ 1,214